financial instruments (Tables)	12 Months Ended
Dec. 31, 2020
financial instruments
Schedule of financial instruments, accounting classification and the nature of certain risks to which they may be subject

Risks
	Accounting			Market risks
Financial instrument	classification	Credit	Liquidity	Currency	Interest rate	Other price
Measured at amortized cost
Accounts receivable	AC [1]	X		X
Contract assets	AC [1]	X
Construction credit facilities advances to real estate joint venture	AC [1]				X
Short-term borrowings	AC [1]		X	X	X
Accounts payable	AC [1]		X	X
Provisions (including restructuring accounts payable)	AC [1]		X	X		X
Long-term debt	AC [1]		X	X	X
Measured at fair value
Cash and temporary investments	FVTPL [2]	X		X	X
Long-term investments (not subject to significant influence) [3]	FVTPL/FVOCI [3]			X		X
Foreign exchange derivatives [4]	FVTPL [2]	X	X	X
Share-based compensation derivatives [4]	FVTPL [2]	X	X			X
1	For accounting recognition and measurement purposes, classified as amortized cost (AC).
2

For accounting recognition and measurement purposes, classified as fair value through net income (FVTPL). Unrealized changes in the fair values of financial instruments are included in net income unless the instrument is part of a cash flow hedging relationship. The effective portions of unrealized changes in the fair values of financial instruments held for hedging are included in other comprehensive income.

3

Long-term investments over which we do not have significant influence are measured at fair value if those fair values can be reliably measured. For accounting recognition and measurement purposes, on an investment-by-investment basis, long-term investments are classified as either fair value through net income or fair value through other comprehensive income (FVOCI).

4

Use of derivative financial instruments is subject to a policy which requires that no derivative transaction is to be entered into for the purpose of establishing a speculative or leveraged position (the corollary being that all derivative transactions are to be entered into for risk management purposes only) and sets criteria for the creditworthiness of the transaction counterparties.

Derivatives that are part of an established and documented cash flow hedging relationship are accounted for as held for hedging. We believe that classification as held for hedging results in a better matching of the change in the fair value of the derivative financial instrument with the risk exposure being hedged.

In respect of hedges of anticipated transactions, hedge gains/losses are included with the related expenditure and are expensed when the transaction is recognized in our results of operations. We have selected this method as we believe that it results in a better matching of the hedge gains/losses with the risk exposure being hedged.

Derivatives that are not part of a documented cash flow hedging relationship are accounted for as held for trading and thus are measured at fair value through net income.

Schedule of maximum exposure (excluding income tax effects) to credit risk

As at December 31 (millions)	2020	2019
Cash and temporary investments, net	$848	$535
Accounts receivable	2,716	2,187
Contract assets	707	1,065
Derivative assets	42	84
	$4,313	$3,871

Analysis of the age of customer accounts receivable

		2020			2019

As at December 31 (millions)	Note	Gross	Allowance	Net [1]	Gross	Allowance	Net [1]

Customer accounts receivable, net of allowance for doubtful accounts
Less than 30 days past billing date		$815	$(19)	$796	$803	$(10)	$793
30-60 days past billing date		339	(17)	322	331	(8)	323
61-90 days past billing date		90	(19)	71	74	(5)	69
More than 90 days past billing date		98	(43)	55	73	(14)	59
Unbilled customer finance receivables		1,026	(42)	984	523	(18)	505
		$2,368	$(140)	$2,228	$1,804	$(55)	$1,749
Current		$1,986	$(119)	$1,867	$1,570	$(46)	$1,524
Non-current	20	382	(21)	361	234	(9)	225
		$2,368	$(140)	$2,228	$1,804	$(55)	$1,749
1	Net amounts represent customer accounts receivable for which an allowance had not been made as at the dates of the Consolidated statements of financial position (see Note 6(b)).

Summary of activity related to the allowance for doubtful accounts

Years ended December 31 (millions)	2020	2019
Balance, beginning of period	$55	$53
Additions (doubtful accounts expense)	91	64
Accounts written off less than recoveries	(22)	(66)
Other	16	4
Balance, end of period	$140	$55

Summary of contract assets and related impairment allowance activity

	2020			2019
As at December 31 (millions)	Gross	Allowance	Net (Note 6(c))	Gross	Allowance	Net (Note 6(c))
Contract assets, net of impairment allowance
To be billed and thus reclassified to accounts receivable during:
The 12-month period ending one year hence	$611	$(29)	$582	$952	$(42)	$910
The 12-month period ending two years hence	265	(12)	253	322	(14)	308
Thereafter	16	(1)	15	21	(1)	20
	$892	$(42)	$850	$1,295	$(57)	$1,238

Schedule of contractual maturities of undiscounted financial liabilities, Non-derivative

	Non-derivative				Derivative
	Non-interest		Composite long-term debt
	bearing		Long-term		Currency swap agreement			Currency swap agreement
	financial	Short-term	debt, excluding	Leases	amounts to be exchanged [2]			amounts to be exchanged
As at December 31, 2020 (millions)	liabilities	borrowings [1]	leases [1] (Note 26)	(Note 26)	(Receive)	Pay	Other	(Receive)	Pay	Total
2021	$2,669	$101	$1,658	$538	$(882)	$892	$—	$(454)	$475	$4,997
2022	74	—	2,204	371	(149)	151	—	—	—	2,651
2023	8	—	1,149	230	(149)	151	6	—	—	1,395
2024	8	—	1,706	191	(150)	151	—	—	—	1,906
2025	9	—	2,868	145	(525)	575	—	—	—	3,072
2026-2030	12	—	7,953	417	(1,836)	1,898	—	—	—	8,444
Thereafter	—	—	9,877	379	(2,889)	2,949	—	—	—	10,316
Total	$2,780	$101	$27,415	$2,271	$(6,580)	$6,767	$6	$(454)	$475	$32,781
			Total (Note 26(i))			$29,873
1

Cash outflows in respect of interest payments on our short-term borrowings, commercial paper and amounts drawn under our credit facilities (if any) have been calculated based upon the interest rates in effect as at December 31, 2020.

2

The amounts included in undiscounted non-derivative long-term debt in respect of U.S. dollar-denominated long-term debt, and the corresponding amounts in the long-term debt currency swap receive column, have been determined based upon the currency exchange rates in effect as at December 31, 2020. The hedged U.S. dollar-denominated long-term debt contractual amounts at maturity, in effect, are reflected in the long-term debt currency swap pay column as gross cash flows are exchanged pursuant to the currency swap agreements.

Schedule of contractual maturities of undiscounted financial liabilities, Derivative

	Non-derivative					Derivative
	Non-interest		Construction	Composite long-term debt
	bearing		credit facilities	Long-term		Currency swap agreement			Currency swap agreement
	financial	Short-term	commitment	debt, excluding		amounts to be exchanged [2]			amounts to be exchanged
As at December 31, 2019 (millions)	liabilities	borrowings [1]	(Note 21)	leases [1]	Leases	(Receive)	Pay	Other	(Receive)	Pay	Total
2020	$2,639	$3	$10	$1,657	$373	$(1,140)	$1,153	$—	$(917)	$921	$4,699
2021	43	103	—	1,698	338	(119)	118	—	—	—	2,181
2022	7	—	—	2,235	207	(119)	118	8	—	—	2,456
2023	5	—	—	1,021	189	(119)	118	—	—	—	1,214
2024	5	—	—	1,595	157	(119)	118	—	—	—	1,756
2025-2029	4	—	—	7,311	429	(1,919)	1,944	—	—	—	7,769
Thereafter	—	—	—	10,102	388	(3,019)	3,020	—	—	—	10,491
Total	$2,703	$106	$10	$25,619	$2,081	$(6,554)	$6,589	$8	$(917)	$921	$30,566
				Total			$27,735
1

Cash outflows in respect of interest payments on our short-term borrowings, commercial paper and amounts drawn under our credit facilities (if any) have been calculated based upon the interest rates in effect as at December 31, 2019.

2

The amounts included in undiscounted non-derivative long-term debt in respect of U.S. dollar-denominated long-term debt, and the corresponding amounts in the long-term debt currency swap receive column, have been determined based upon the currency exchange rates in effect as at December 31, 2019. The hedged U.S. dollar-denominated long-term debt contractual amounts at maturity, in effect, are reflected in the long-term debt currency swap pay column as gross cash flows are exchanged pursuant to the currency swap agreements.

Sensitivity analysis of exposure to market risks

	Net income		Other comprehensive income		Comprehensive income
Years ended December 31 (increase (decrease) in millions)	2020	2019	2020	2019	2020	2019
Reasonably possible changes in market risks [1]
10% change in C$: US$ exchange rate
Canadian dollar appreciates	$—	$—	$14	$(80)	$14	$(80)
Canadian dollar depreciates	$—	$—	$(14)	$80	$(14)	$80
10% change in US$: € exchange rate
U.S. dollar appreciates	$—	$—	$(54)	$(4)	$(54)	$(4)
U.S. dollar depreciates	$—	$—	$54	$4	$54	$4
25 basis point change in interest rates
Interest rates increase
Canadian interest rate	$(1)	$(2)	$107	$93	$106	$91
U.S. interest rate	$—	$—	$(107)	$(95)	$(107)	$(95)
Combined	$(1)	$(2)	$—	$(2)	$(1)	$(4)
Interest rates decrease
Canadian interest rate	$1	$2	$(112)	$(98)	$(111)	$(96)
U.S. interest rate	$—	$—	$113	$101	$113	$101
Combined	$1	$2	$1	$3	$2	$5
25% [2] change in Common Share price [3]
Price increases	N/A	$(5)	N/A	$5	N/A	$—
Price decreases	N/A	$13	N/A	$(5)	N/A	$8
1

These sensitivities are hypothetical and should be used with caution. Changes in net income and/or other comprehensive income generally cannot be extrapolated because the relationship of the change in assumption to the change in net income and/or other comprehensive income may not be linear. In this table, the effect of a variation in a particular assumption on the amount of net income and/or other comprehensive income is calculated without changing any other factors; in reality, changes in one factor may result in changes in another, which might magnify or counteract the sensitivities.

The sensitivity analysis assumes that we would realize the changes in exchange rates and market interest rates; in reality, the competitive marketplace in which we operate would have an effect on this assumption.

No consideration has been made for a difference in the notional number of Common Shares associated with share-based compensation awards made during the reporting period that may have arisen due to a difference in the Common Share price.

2

To facilitate ongoing comparison of sensitivities, a constant variance of approximate magnitude has been used. Reflecting a twelve-month data period and calculated on a monthly basis, the volatility of our Common Share price as at December 31, 2019, was 9.9%.

3

The hypothetical effects of changes in the price of our Common Shares are restricted to those which would arise from our share-based compensation awards that are accounted for as liability instruments and the associated cash-settled equity swap agreements ; as at December 31, 2020, we had no Common Share compensation awards accounted for as liability instruments.

Schedule of derivative financial instruments measured at fair value on a recurring basis

		2020					2019
		Maximum	Notional	Fair value [1] and	Price or		Maximum	Notional	Fair value [1] and	Price or
As at December 31 (millions)	Designation	maturity date	amount	carrying value	rate		maturity date	amount	carrying value	rate
Current Assets [2]
Derivatives used to manage
Currency risk arising from U.S. dollar revenues	HFT [4]	2021	$87	$2	US$1.00: C$	1.27	2020	$36	$1	US$1.00: C$	1.30
Changes in share-based compensation costs (Note 14(b))	HFH [3]	—	$—	—		—	2020	$72	4		$24.40 *
Currency risk arising from U.S. dollar-denominated long-term debt (Note 26(b)-(c))	HFH [3]	2021	$95	—	US$1.00: C$	1.27	—	$—	—	—	—
Currency risk associated with European euro-denominated business acquisition	HFH [5]	—	$—	—		—	2020	$472	3	€1.00: US$	1.12
				$2					$8

Other Long-Term Assets [2]
Derivatives used to manage
Currency risk arising from U.S. dollar-denominated long-term debt [6] (Note 26(b)-(c))	HFH [3]	2049	$2,176	$40	US$1.00: C$	1.27	2048	$3,068	$76	US$1.00: C$	1.28
Current Liabilities [2]
Derivatives used to manage
Currency risk arising from U.S. dollar-denominated purchases	HFH [3]	2021	$388	$21	US$1.00: C$	1.34	2020	$412	$6	US$1.00: C$	1.32
Currency risk arising from U.S. dollar-denominated long-term debt (Note 26(b)-(c))	HFH [3]	2021	$647	11	US$1.00: C$	1.29	2020	$1,037	17	US$1.00: C$	1.32
Currency risk arising from European euro functional currency operations purchased with U.S. dollar-denominated long-term debt [7] (Notes 18(b), 26(f))	HFH [5]	2024	$34	—	€1.00: US$	1.09	—	$—	—	—	—
Interest rate risk associated with non-fixed rate credit facility amounts drawn (Note 26(f))	HFH [3]	2022	$8	—		2.64%	2022	$8	—	—	2.64%
				$32					$23
Other Long-Term Liabilities [2]
Derivatives used to manage
Currency risk arising from U.S. dollar-denominated long-term debt [6] (Note 26(b)-(c))	HFH [3]	2049	$3,260	$82	US$1.00: C$	1.33	2049	$2,485	$22	US$1.00: C$	1.34
Currency risk arising from European euro functional currency operations purchased with U.S. dollar-denominated long-term debt [7] (Notes 18(b), 26(f))	HFH [5]	2025	$557	67	€1.00: US$	1.09	—	$—	—	—	—
Interest rate risk associated with non-fixed rate credit facility amounts drawn (Note 26(f))	HFH [3]	2022	$120	6		2.64%	2022	$130	4		2.64%
				$155					$26
1	Fair value measured at reporting date using significant other observable inputs (Level 2).
2	Derivative financial assets and liabilities are not set off.
3

Designated as held for hedging (HFH) upon initial recognition (cash flow hedging item); hedge accounting is applied. Unless otherwise noted, hedge ratio is 1:1 and is established by assessing the degree of matching between the notional amounts of hedging items and the notional amounts of the associated hedged items.

*   Amounts reflect retrospective application of March 17, 2020, share split (see Note 28(b)).

4	Designated as held for trading (HFT) and classified as fair value through net income upon initial recognition; hedge accounting is not applied.
5

Designated as a hedge of a net investment in a foreign operation and hedge accounting is applied. Hedge ratio is 1:1 and is established by assessing the degree of matching between the notional amounts of hedging items and the notional amounts of the associated hedged items.

6

We designate only the spot element as the hedging item. As at December 31, 2020, the foreign currency basis spread included in the fair value of the derivative instruments, which is used for purposes of assessing hedge ineffectiveness, was $101 (2019 - $38).

7

We designate only the spot element as the hedging item. As at December 31, 2020, the foreign currency basis spread included in the fair value of the derivative instruments,  which is used for purposes of assessing hedge ineffectiveness, was $4.

Schedule of long-term debt amortized cost and fair value

	2020		2019
	Carrying		Carrying
As at December 31 (millions)	value	Fair value	value	Fair value
Long-term debt, excluding leases (Note 26)	$18,451	$20,313	$16,813	$17,930

Schedule of gains and losses, excluding income tax effects, on derivative instruments classified as cash flow hedging items

		Amount of gain (loss)
		recognized in other		Gain (loss) reclassified from other comprehensive
		comprehensive income		income to income (effective portion) (Note 11)
		(effective portion) (Note 11)			Amount
Years ended December 31 (millions)	Note	2020	2019	Location	2020	2019
Derivatives used to manage currency risk
Arising from U.S. dollar-denominated purchases		$(6)	$(16)	Goods and services purchased	$(9)	$11
Arising from U.S. dollar-denominated long-term debt [1]	26(b)-(c)	(44)	(21)	Financing costs	12	(162)
Arising from net investment in a foreign operation [2]		(67)	3	Financing costs	—	—
		(117)	(34)		3	(151)
Derivatives used to manage other market risk
Arising from changes in share-based compensation costs and other	14(b)	(6)	10	Employee benefits expense	1	12
		$(123)	$(24)		$4	$(139)
1

Amounts recognized in other comprehensive income are net of the change in the foreign currency basis spread (which is used for purposes of assessing hedge ineffectiveness) included in the fair value of the derivative instruments; such amount for the year ended December 31, 2020, was $63 (2019 - $9).

2

Amounts recognized in other comprehensive income are net of the change in the foreign currency basis spread (which is used for purposes of assessing hedge ineffectiveness) included in the fair value of the derivative instruments; such amount for the year ended December 31, 2020, was $4.

Schedule of gains and losses arising from derivative instruments classified as held for trading

		Gain (loss) recognized in income on derivatives
Years ended December 31 (millions)	Location	2020	2019
Derivatives used to manage currency risk	Financing costs	$11	$(7)